Plant, Equipment, and Mine Development, Net - Narrative (Details) - USD ($) $ in Thousands	2 Months Ended	3 Months Ended		12 Months Ended
	Feb. 28, 2021	Mar. 31, 2022	Mar. 31, 2021	Dec. 31, 2021	Dec. 31, 2020
Property, Plant and Equipment [Line Items]
Impairment charges and write-downs				$ 17,326	$ 23,255
Capitalized interest		$ 0	$ 654	654	1,831
Plant, equipment and mine development, gross		88,070		88,248	85,256
Leach pads
Property, Plant and Equipment [Line Items]
Depreciation				1,700
Plant, equipment and mine development, gross		17,431		17,431	17,432
Mine development
Property, Plant and Equipment [Line Items]
Impairment charges and write-downs				6,700
Plant, equipment and mine development, gross					756
Construction in progress and other
Property, Plant and Equipment [Line Items]
Additions to property, plant and equipment	$ 3,200
Capitalized interest	700
Plant, equipment and mine development, gross	$ 34,100	$ 35,794		$ 35,794	$ 33,222